500 Index Trust Expense Example - 500 Index Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	677
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	918
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	$ 615